Supplement to the Current Prospectus

MFS(R) Asset Allocation Funds
MFS Conservative Allocation Fund
MFS Moderate Allocation Fund
MFS Growth Allocation Fund
MFS Aggressive Growth Allocation Fund

Effective January 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R2, R3, R4, and R5 shares only:


Expense Table

The following tables describe the fees and expenses that you may pay when you buy, redeem, and hold shares of the funds. In addition to the fees and expenses which you bear directly, you will indirectly bear a fund's pro rata share of the fees and expenses of the underlying funds in which a fund invests.

The annual fund operating expenses shown in each fund's fee table below are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements, and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report) of, and the fee (if any) charged by the underlying funds in which the fund invested during the fund's most recently completed fiscal year. The fund's annual operating expenses may vary in future years.


MFS Conservative Allocation Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                                      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a            N/A
percentage of offering price)...............................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of          N/A
original purchase price or redemption proceeds, whichever
is less)....................................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R2      R3       R4      R5
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee............................  N/A      N/A     N/A     N/A
Distribution and/or Service (12b-1)
Fees(1)................................... 0.50%    0.50%   0.25%    N/A

Other Expenses(2)......................... 0.06%    0.06%   0.06%   0.06%
Acquired (Underlying) Fund Fees and
Expenses(2)............................... 0.59%    0.59%   0.59%   0.59%
                                           -----    -----   -----   -----
Total Annual Fund Operating Expenses(2)... 1.15%    1.15%   0.90%   0.65%

MFS Moderate Allocation Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                                      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a            N/A
percentage of offering price)...............................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of          N/A
original purchase price or redemption proceeds, whichever
is less)....................................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R2      R3       R4      R5
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee............................  N/A      N/A     N/A     N/A
Distribution and/or Service (12b-1)
Fees(1)................................... 0.50%    0.50%   0.25%    N/A
Other Expenses(2)......................... 0.05%    0.05%   0.05%   0.05%
Acquired (Underlying) Fund Fees and
Expenses(2)............................... 0.70%    0.70%   0.70%   0.70%
                                           -----    -----   -----   -----
Total Annual Fund Operating Expenses(2)... 1.25%    1.25%   1.00%   0.75%

MFS Growth Allocation Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                                      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a            N/A
percentage of offering price)...............................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of          N/A
original purchase price or redemption proceeds, whichever
is less)....................................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R2      R3       R4      R5
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee............................  N/A      N/A     N/A     N/A
Distribution and/or Service (12b-1)
Fees(1)................................... 0.50%    0.50%   0.25%    N/A
Other Expenses(2)......................... 0.06%    0.06%   0.06%   0.06%
Acquired (Underlying) Fund Fees and
Expenses(2)............................... 0.83%    0.83%   0.83%   0.83%
                                           -----    -----   -----   -----
Total Annual Fund Operating Expenses(2)... 1.39%    1.39%   1.14%   0.89%

MFS Aggressive Growth Allocation Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                                      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a            N/A
percentage of offering price)...............................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of          N/A
original purchase price or redemption proceeds, whichever
is less)....................................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R2      R3       R4      R5
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee............................  N/A      N/A     N/A     N/A
Distribution and/or Service (12b-1)
Fees(1)................................... 0.50%    0.50%   0.25%    N/A
Other Expenses(2)......................... 0.03%    0.03%   0.03%   0.03%
Acquired (Underlying) Fund Fees and
Expenses(2)............................... 0.92%    0.92%   0.92%   0.92%
                                           -----    -----   -----   -----
Total Annual Fund Operating Expenses(2)... 1.45%    1.45%   1.20%   0.95%

Effective January 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby restated as follows:

 For Class R1 shares only, "Other Expenses" also include an annual retirement plan administration and services fee equal to 0.35% paid by the fund from assets attributable to Class R1 shares to MFS for the provision by MFS, either directly or through other affiliated and/or unaffiliated entities, of various administrative, recordkeeping and communication/educational services.

Effective January 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


MFS Conservative Allocation Fund:

----------------------------------------------------------------------------
Share Class                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $117     $365     $633    $1,398
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $117     $365     $633    $1,398
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                   $92     $287     $498    $1,108
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R5 Shares                                   $66     $208     $362      $810
----------------------------------------------------------------------------

MFS Moderate Allocation Fund:

----------------------------------------------------------------------------
Share Class                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $127     $397     $686    $1,511
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $127     $397     $686    $1,511
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                  $102     $318     $552    $1,225
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R5 Shares                                   $77     $240     $417      $930
----------------------------------------------------------------------------

MFS Growth Allocation Fund:

----------------------------------------------------------------------------
Share Class                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $142     $440     $761    $1,669
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $142     $440     $761    $1,669
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                  $116     $362     $628    $1,386
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R5 Shares                                   $91     $284     $493    $1,096
----------------------------------------------------------------------------

MFS Aggressive Growth Allocation Fund:

----------------------------------------------------------------------------
Share Class                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $148     $459     $792    $1,735
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $148     $459     $792    $1,735
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                  $122     $381     $660    $1,455
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R5 Shares                                   $97     $303     $526    $1,166
----------------------------------------------------------------------------

Effective January 1, 2008, the second paragraph under the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby restated as follows:

In addition, MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the fund pays an annual fee to MFS for these services equal to 0.35% of the average daily net assets attributable to Class R1 shares.


                 The date of this supplement is January 1, 2008.